Subsequent Events (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Oct. 05, 2022	Mar. 15, 2022	Feb. 16, 2022	Jan. 27, 2022	Jul. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 15, 2022	Oct. 07, 2022	Oct. 04, 2022	Jan. 31, 2022	Jan. 05, 2022	Jan. 02, 2022	Nov. 30, 2021	Nov. 09, 2021
Subsequent Event [Line Items]
Debt conversion, converted instrument, amount								$ 554,000
Debt instrument, convertible, conversion price																$ 1.00
Payments of Debt Issuance Costs						$ 328,000	$ 72,000	101,000	$ 114,000
Interest rate, stated percentage																	24.00%
Amendment Certificate Incorporation [Member]
Subsequent Event [Line Items]
Reverse stock split						ratio of 1-for-20
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					25,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, amount								$ 554,000
Debt instrument, convertible, conversion price													$ 0.78			$ 1.00
Debt interest amount, conversion of common stock, shares								168,294
Debt periodic payment								$ 168,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate		10.00%
Payments of Debt Issuance Costs		$ 20,000
Guaranteed Interest Contracts		25,000
Debt periodic payment		$ 39,285.71
Reverse stock split	effected the 1-for-20 reverse stock split
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		2,500
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate, stated percentage										18.00%	16.00%	16.00%
Subsequent Event [Member] | Licensing agreement [Member]
Subsequent Event [Line Items]
License agreement commitments description			On February 16, 2022, an addendum to the licensing agreement dated August 4, 2021, was executed by the Company and Melior Pharmaceuticals I, Inc, extending the requirement by the Company to raise $4.0 million dollars to June 16, 2022
Subsequent Event [Member] | Securities purchase agreement [Member] | Convertible Redeemable Note [Member]
Subsequent Event [Line Items]
Interest rate		10.00%
Principal amount		$ 250,000
Proceeds from Convertible Debt		200,000
Payments of Debt Issuance Costs		50,000
Subsequent Event [Member] | Securities purchase agreement [Member] | Convertible Redeemable Note [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt		$ 180,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt interest amount, conversion of common stock, shares				12,721
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate														16.00%	16.00%
Debt conversion, converted instrument, amount				$ 9,500
Principal amount				$ 421
Debt instrument, convertible, conversion price				$ 0.78